Schedule Of Convertible Debt (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Non-interest Bearing Liabilities Schedule Of Convertible Debt 1		$ 7,446,044
Non-interest Bearing Liabilities Schedule Of Convertible Debt 2		0
Non-interest Bearing Liabilities Schedule Of Convertible Debt 3		(7,182,317)
Non-interest Bearing Liabilities Schedule Of Convertible Debt 4		0
Non-interest Bearing Liabilities Schedule Of Convertible Debt 5		263,727
Non-interest Bearing Liabilities Schedule Of Convertible Debt 6		0
Non-interest Bearing Liabilities Schedule Of Convertible Debt 7		0
Non-interest Bearing Liabilities Schedule Of Convertible Debt 8		0
Non-interest Bearing Liabilities Schedule Of Convertible Debt 9		263,727
Non-interest Bearing Liabilities Schedule Of Convertible Debt 10		0
Non-interest Bearing Liabilities Schedule Of Convertible Debt 1	6,044,877
Non-interest Bearing Liabilities Schedule Of Convertible Debt 2	7,446,044
Non-interest Bearing Liabilities Schedule Of Convertible Debt 3	(5,823,657)
Non-interest Bearing Liabilities Schedule Of Convertible Debt 4	(7,182,317)
Non-interest Bearing Liabilities Schedule Of Convertible Debt 5	221,220
Non-interest Bearing Liabilities Schedule Of Convertible Debt 6	263,727
Non-interest Bearing Liabilities Schedule Of Convertible Debt 7	0
Non-interest Bearing Liabilities Schedule Of Convertible Debt 8	0
Non-interest Bearing Liabilities Schedule Of Convertible Debt 9	221,220
Non-interest Bearing Liabilities Schedule Of Convertible Debt 10	$ 263,727